SHAREHOLDERS' EQUITY - Common Stock Shares (Details)	6 Months Ended
Dec. 31, 2020 Vote $ / shares shares
Class A Ordinary Shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001
Common shares, votes per share | Vote	1
Common shares, shares issued (in shares)	2,681,422
Common shares, shares outstanding (in shares)	2,681,422
Shares subject to possible redemption, issued (in shares)	21,923,210
Shares subject to possible redemption, outstanding (in shares)	21,293,210
Class B Ordinary Shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	50,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001
Common shares, votes per share | Vote	1
Common shares, shares issued (in shares)	5,993,658
Common shares, shares outstanding (in shares)	5,993,658
Number of Class A ordinary shares issued upon conversion of each share (in shares)	1
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%